UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES AND EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2012 to December 31, 2013

Date of Report (Date of earliest event reported) : February 14, 2014

Commission File Number of securitizer: 001-33211

Central Index Key Number of securitizer: 0001373561

NEWSTAR FINANCIAL, INC.

(Exact name of securitizer as specified in its charter)

John Kirby Bray

Chief Financial Officer

617-848-2500

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to

Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to

Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to

Rule 15Ga-1(c)(2)(ii)   ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NewStar Financial, Inc.		(Securitizer)

Date	February 14, 2014

/s/ John Kirby Bray
John Kirby Bray
Chief Financial Officer